UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21059

Aetos Capital Distressed Investment Strategies Fund, LLC

(Exact name of registrant as specified in charter)

________

c/o Aetos Capital, LLC

875 Third Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Harold Schaaff

Aetos Capital, LLC

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: April 30, 2016

Item 1. Schedule of Investments

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

April 30, 2016

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2016

Investments	Fair Value	Percentage of Members' Capital(2)

Investments in Portfolio Funds
Event Driven Arbitrage
Davidson Kempner Partners	$122,008,703	23.13%
Farallon Capital Offshore Investors, Inc.	121,561,353	23.04
Governors Lane Onshore Fund LP	18,808,451	3.57
Luxor Capital Partners, LP	6,370,526	1.21
Oceanwood Global Opportunities Fund L.P.	26,264,078	4.98
Sowood Alpha Fund LP(1)	163,323	0.03
Total Event Driven Arbitrage	295,176,434	55.96

Fixed Income Arbitrage
FFIP, L.P.	122,246,970	23.17
Parsec Trading Corp.	55,850,355	10.59
Total Fixed Income Arbitrage	178,097,325	33.76

Long/Short Credit
DW Catalyst Onshore Fund, LP	58,431,635	11.08
Total Long/Short Credit	58,431,635	11.08

Total investments in Portfolio Funds (cost $365,500,799)	531,705,394	100.80

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 2,444,866)	2,444,866	0.46

Total investments (cost $367,945,665)	$534,150,260	101.26%

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $527,478,184.

3 Rate disclosed is the 7-day effective yield as of 04/30/2016.

The aggregate cost of investments for tax purposes was $496,680,179. Net unrealized appreciation on investments for tax purposes was $37,470,081 consisting of $54,451,965 of gross unrealized appreciation and $16,981,884 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 100.80% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2016

Investments	Fair Value	Percentage of Members' Capital(2)

Investments in Portfolio Funds
Distressed - Long Biased
AG Mortgage Value Partners, L.P.	$48,757,266	12.64%
Centerbridge Credit Partners, L.P.	46,992,562	12.19
Davidson Kempner Distressed Opportunities Fund LP	58,527,624	15.18
Silver Point Capital Fund, L.P.	1,390,127	0.36
Watershed Capital Partners, L.P.(1)	24,865,828	6.45
Total Distressed - Long Biased	180,533,407	46.82

Distressed - Variable Biased
Anchorage Capital Partners, L.P.	69,886,080	18.13
Aurelius Capital Partners, LP	80,255,712	20.81
King Street Capital, L.P.	48,616,466	12.61
Total Distressed - Variable Biased	198,758,258	51.55

Total investments in Portfolio Funds (cost $251,789,598)	379,291,665	98.37

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 18,693,676)	18,693,676	4.85

Total investments (cost $270,483,274)	$397,985,341	103.22%

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $385,585,345.

3 Rate disclosed is the 7-day effective yield as of 04/30/2016.

The aggregate cost of investments for tax purposes was $362,072,908. Net unrealized appreciation on investments for tax purposes was $35,912,433 consisting of $50,597,498 of gross unrealized appreciation and $14,685,065 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.37% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2016

Investments	Fair Value	Percentage of Members' Capital(2)

Investments in Portfolio Funds
Directional Equity
Egerton Capital Partners, L.P.	$68,682,125	7.69%
Sachem Head LP	24,546,710	2.74
Sansar Capital Holdings, Ltd(1)	70,383	0.01
Spindrift Partners, L.P.	151,223	0.02
Total Directional Equity	93,450,441	10.46

Equity Hedged - Generalist
Conatus Capital Partners LP	68,431,313	7.66
Eminence Partners, L.P.	55,638,440	6.23
Eton Park Fund, L.P.	53,235,538	5.96
Highfields Capital II LP	51,806,500	5.80
MW TOPS Fund	73,183,510	8.20
Route One Fund I, L.P.	11,212,586	1.26
Turiya Fund LP	67,987,081	7.61
Viking Global Equities LP	134,712,677	15.09
Total Equity Hedged - Generalist	516,207,645	57.81

Equity Hedged - Sector Specialist
Cadian Fund LP	50,325,593	5.64
Crescent Park Partners, L.P.	33,160,718	3.71
Encompass Capital Fund L.P.	19,752,173	2.21
Long Pond Capital QP Fund, LP.	57,787,821	6.47
North River Partners, L.P.	67,727,075	7.59
Total Equity Hedged - Sector Specialist	228,753,380	25.62

Short-Biased Equity
Copper River Partners, L.P.(1)	169,638	0.02
Kriticos International Limited	42,081,281	4.71
Total Short-Biased Equity	42,250,919	4.73

Total investments in Portfolio Funds (cost $696,750,372)	880,662,385	98.62

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 40,435,516)	40,435,516	4.53

Total investments (cost $737,185,888)	$921,097,901	103.15%

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

April 30, 2016

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $893,007,571.

3 Rate disclosed is the 7-day effective yield as of 04/30/2016.

The aggregate cost of investments for tax purposes was $805,280,501. Net unrealized appreciation on investments for tax purposes was $115,817,400 consisting of $133,879,940 of gross unrealized appreciation and $18,062,540 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.62% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds’ investments are measured as of April 30, 2016:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$531,705,394
Money Market Investment	2,444,866	—	—	2,444,866
Total Investments	$2,444,866	$—	$—	$534,150,260

Aetos Capital Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$379,291,665
Money Market Investment	18,693,676	—	—	18,693,676
Total Investments	$18,693,676	$—	$—	$397,985,341

Aetos Capital Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$880,662,385
Money Market Investment	40,435,516	—	—	40,435,516
Total Investments	$40,435,516	$—	$—	$921,097,901

(1) In accordance with ASU 2015-07 investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Distressed Investment
Strategies Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President
Date: June 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President
Date: June 21, 2016

By (Signature and Title)*	/s/ Scott D. Sawyer
Scott D. Sawyer, Treasurer
Date: June 21, 2016

* Print the name and title of each signing officer under his or her signature.